Segment Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information

5. SEGMENT INFORMATION

The different segments in which the Group is organized take into consideration the different activities from which the Group obtains income and incurs expenses. The aforementioned organizational structure is based on the way in which the highest decision-making authority analyzes the main financial and operating magnitudes for making decisions about resource allocation and performance assessment also considering the Group’s business strategy.

•	Upstream

The Upstream segment carries out all activities relating to the exploration, development and production of oil and natural gas.

Revenue is generated from (i) the sale of produced oil to the Downstream segment and, marginally, from its sale to third parties; (ii) the sale of produced gas to the Gas and Power segment.

•	Gas and Power

On March 15, 2016, the Gas and Power Executive Vice-presidency was created, and during the current fiscal year, the complete scope of management of this new business unit was determined.

The Gas and Power segment generates its revenue from the development of activities relating to: (i) the natural gas commercialization to third parties and the Downstream segment, (ii) the commercial and technical operation of LNG regasification terminals in Bahía Blanca and Escobar, by hiring two regasification vessels, (iii) the natural gas distribution, and (iv) the generation of conventional and renewable electricity.

In addition to the proceeds derived from the sale of natural gas to third parties and the intersegment, which is then recognized as a “purchase” to the Upstream segment, and including since 2017, the Stimulus Plan for Surplus Natural Gas Injection, Gas and Power accrues a fee in its favor with the Upstream segment to carry out such commercialization.

•	Downstream

The Downstream segment develops activities relating to: (i) oil refining and petrochemical production, (ii) commercialization of refined and petrochemical products obtained from such processes, (iii) logistics related to the transportation of oil and gas to refineries and the transportation and distribution of refined and petrochemical products to be marketed in the different sales channels.

It obtains its income from the marketing mentioned in item (ii) above, which is developed through the Retail, Industry, Agro, LPG, Chemicals and Lubricants and Specialties businesses.

It incurs in all expenses relating to the aforementioned activities, including the purchase of oil from the Upstream segment and third parties and the natural gas to be consumed in the refinery and petrochemical industrial complexes from the Gas and Power segment.

•	Central Administration and Others

It covers other activities, not falling into the aforementioned categories, mainly including corporate administrative expenses and assets and construction activities.

Sales between business segments were made at internal transfer prices established by the Group, which generally seek to approximate market prices.

Operating profit and assets for each segment have been determined after consolidation adjustments.

As required by IFRS 8, comparative information has been given retroactive effect by the creation of the new segment.

	Upstream		Gas and Power	Downstream	Central Administration and Others	Consolidation Adjustments(1)	Total
For the year ended December 31, 2017
Revenues from sales	739		56,805	195,321	2,534	(2,586)	252,813
Revenues from intersegment sales	115,955		4,075	988	7,133	(128,151)	—

Revenues	116,694		60,880	196,309	9,667	(130,737)	252,813

Operating profit / (loss)	3,877		3,259	15,813	(4,400)	(2,476)	16,073
Income / (loss) from equity interests in associates and joint ventures	—		634	794	—	—	1,428
Depreciation of property, plant and equipment	45,279	(3)	290	6,926	1,017	—	53,512
Recovery of property, plant and equipment and intangible assets(2)	5,032		—	—	—	—	5,032
Acquisition of property, plant and equipment	39,411		3,867	8,179	1,639	—	53,096
Assets	251,525		45,395	158,800	53,934	(3,936)	505,718
For the year ended December 31, 2016
Revenues from sales	18,745		26,514	162,538	2,303	—	210,100
Revenues from intersegment sales	95,398		3,212	925	7,447	(106,982)	—

Revenues	114,143		29,726	163,463	9,750	(106,982)	210,100

Operating profit / (loss)	(26,845)		2,008	3,093	(1,615)	(887)	(24,246)
Income / (loss) from equity interests in associates and joint ventures	(1)		302	287	—	—	588
Depreciation of property, plant and equipment	38,125		290	5,507	830	—	44,752
Impairment of property, plant and equipment and intangible assets(2)	34,943	(3)	—	—	—	—	34,943
Acquisition of property, plant and equipment	51,396		2,134	9,839	1,679	—	65,048
Assets	236,173		25,866	125,536	34,739	(1,175)	421,139
For the year ended December 31, 2015
Revenues from sales	16,044		14,003	124,959	1,130	—	156,136
Revenues from intersegment sales	64,243		2,184	807	6,182	(73,416)	—

Revenues	80,287		16,187	125,766	7,312	(73,416)	156,136

Operating profit / (loss)	7,535		1,498	6,948	(2,331)	2,938	16,588
Income / (loss) from equity interests in associates and joint ventures	—		267	51	—	—	318
Depreciation of property, plant and equipment	23,075		255	2,913	442	—	26,685
Impairment of property, plant and equipment and intangible assets(2)	2,535		—	—	—	—	2,535
Acquisition of property, plant and equipment	48,598		469	8,874	1,939	—	59,880
Assets	223,035		13,659	100,146	26,708	(95)	363,453

(1)	Corresponds to the elimination of income among segments of the YPF Group.
(2)	See Notes 2.c) and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.

The distribution of revenues by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2017, 2016 and 2015, and property, plant and equipment by geographic area as of December 31, 2017, 2016 and 2015 are as follows:

	Revenues			Property, plant and equipment
	2017	2016	2015	2017	2016	2015
Argentina	230,728	193,707	143,851	353,868	307,350	269,914
Mercosur and associated countries	8,694	7,964	6,302	575	664	553
Rest of the world	8,785	6,142	4,175	—	—	438
Europe	4,606	2,287	1,808	—	—	—

Total	252,813	210,100	156,136	354,443	308,014	270,905

Intangible assets are mainly geographically located in Argentina.

As of December 31, 2017, no foreign client represents 10% or more of the Group’s revenue from its ordinary activities.